CAPITAL STOCK (Details Narrative) - USD ($)							1 Months Ended																		3 Months Ended						12 Months Ended
	Jul. 18, 2019	May 09, 2019	May 08, 2019	Oct. 04, 2018	May 05, 2017	Dec. 13, 2016	Feb. 26, 2020	Feb. 24, 2020	Jan. 22, 2020	Sep. 04, 2019	Aug. 02, 2019	Apr. 25, 2019	Apr. 18, 2019	Apr. 08, 2019	Mar. 27, 2019	Mar. 18, 2019	Feb. 12, 2019	Dec. 20, 2018	Nov. 30, 2018	Sep. 27, 2018	May 21, 2018	Mar. 28, 2018	May 15, 2015	Jun. 10, 2009	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Feb. 22, 2020	Feb. 14, 2020	Feb. 13, 2020	Feb. 12, 2020	Sep. 03, 2019	May 23, 2019	May 17, 2019	Apr. 23, 2019	Mar. 16, 2019	Jan. 24, 2019	Jan. 16, 2019	Sep. 07, 2018	Aug. 14, 2018	Apr. 12, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 14, 2018	Jan. 19, 2018	Jan. 02, 2018	Jun. 30, 2017	Mar. 28, 2017
Issuance of common stock in connection with Consulting Agreement, shares																											250,000
Issuance of common stock in connection with Consulting Agreement, amoumt																											$ 390,000
Proceeds from exercise of warrants		$ 0					$ 0	$ 0	$ 0																$ 307,200						$ 307,200	$ 0
Consulting fees																									$ 0		$ 95,000				0
Proceeds from sale of common stock and warrants																															$ 300,000
Common stock value																									$ .001						$ .001	$ .001
Fair value of shares and notes expensed as consulting fees							$ 100,500	$ 67,500																	$ 141,200						$ 141,200
Common stock shares issued							150,000	100,000																	15,985,681		50,000				14,576,681	5,439,765	375,000
Preferred stock stated value																															$ 0
Convertible preferred stock, shares issued upon conversion							150,000	100,000																									1,500
Issuance of New Warrants in connection with Warrant Exercise Agreements dated May 8, 2019																											1,920,000
Preferred stock in exchange															10
Sale of stock																													480,000		50,000
Note payable																									$ 15,000						$ 40,000	$ 0
Bellissima Spirits LLC [Member]
Ownership percentage						51.00%																			51.00%						51.00%
BiVi [Member]
Ownership percentage																							51.00%		51.00%						51.00%
Note Payable [Member]
Fair value of shares and notes expensed as consulting fees																									$ 50,000						$ 50,000
Warrant [Member]
Common stock shares issued				122,510
Convertible preferred stock, shares issued upon conversion				831,198
Preferred stock shares issued				2,077,994
Warrants to acquire				831,198
Warrants issued			960,000																			400,000
Issuance of convertible notes payable																														$ 135,019
Notes payable and accrued interest				$ 519,499
Common stock shares purchased			1,920,000																						54,000						54,000
Common stock price per share			$ 2.25																			$ 0.625			$ 2.50						$ 2.50
Warrants expiration date description																									expire at dates ranging from September 22, 2022 to September 30, 2022.						expire at dates ranging from September 22, 2022 to September 30, 2022.
Fair value of warrants expensed			$ 307,200																													$ 250,000
Warrant [Member] | Services Rendered [Member]
Warrants to acquire period																					5 years
Warrants issued																					30,000
Common stock price per share																					$ 2.50
Fair value of warrants expensed																												$ 23,250
Green Grow Farms, Inc. [Member]
Ownership percentage																							51.00%								51.00%
Vice President Roseann Faltings [Member]
Common stock shares issued															500,000
Securities Exchange Agreement [Member]
Ownership percentage		51.00%
Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Ownership percentage						51.00%
Preferred stock shares issued						10
Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage																							51.00%
Securities exchange agreement description																							In the event of a Sale (as defined) to receive out of the proceeds of such Sale (in whatever form, be it cash, securities, or other assets), a distribution from the Company equal to 76.93% of all such proceeds received by the Company prior to any distribution of such proceeds to all other classes of equity securities, including any series of preferred stock designated subsequent to this Series C Preferred Stock.
Securities Exchange Agreement [Member] | Series F Convertible Preferred Stock [Member]
Preferred stock stated value											$ 1,000
Convertible preferred stock, shares issued upon conversion				831,198							1,600
Sale of stock	3,125
Warrants to acquire	5,000,000
Proceeds from preferred stock	$ 3,125,000			$ 0
Warrants to acquire period											5 years
Common stock exercise price											$ 0.625
Convertible preferred stock, price per share	$ 1,000
Commissions and expenses				$ 0							$ 322,500
Preferred stock stated value											1,000
Distribution preference liquidation				$ 0							$ 1,000
Subscription amount											1.00%
Aggregate shares	681
Securities Exchange Agreement [Member] | Convertible Notes [Member] | First Tranche
Convertible notes				$ 519,499																							$ 0
Warrants to acquire				831,198
Exchange of convertible notes				$ 2,077,994
Securities Purchase Agreement [Member] | Third Tranche [Member]
Preferred stock in exchange	2,725,000									387,500		287,500				100,000	287,520
Convertible preferred stock, shares issued upon conversion																																							320,000	269,359
Preferred stock shares issued																																							800,000	673,398
Convertible notes										$ 675,000		$ 168,750				$ 387,520	$ 96,880
Proceeds from preferred stock										$ 96,875		$ 71,875				$ 25,000	$ 71,880
Exercise price										0.25		0.25				0.25	0.25
Securities Purchase Agreement [Member] | Second Tranche [Member]
Preferred stock in exchange																		287,500	287,500	387,500
Warrants to acquire																				1,550,000
Exchange of convertible notes																				$ 975,000
Proceeds from preferred stock																		$ 71,875	$ 71,875
Closing dated																				Feb. 07, 2019
Preferred Stock remaining balance																				$ 243,750
Preferred stock value																		$ 0.25	$ 0.25
Share Exchange Agreement [Member] | Green Grow Farms, Inc. [Member]
Sale of stock		2,000,000																							50,000				480,000		50,000
Ownership percentage		51.00%																							51.00%						51.00%
Note payable		$ 200,000
Placement agent [Member] | Five Associated Individuals [Member]
Common stock shares issued															1,000,000																	5,440,312					781,250
Services relating offering shares											3,125
Amended Settlement Agreement [Member]
Common stock shares issued																														253,333																						284,777
Settlement Agreement [Member]
Common stock shares issued																																												70,572	51,938
Notes payable and accrued interest																																												$ 44,108	$ 32,461
Preferred Stock Exchange Agreement [Member] | Ms. Faltings [Member]
Common stock shares issued															500,000
Business Development Agreement [Member]
Closing dated														Mar. 15, 2019
Common stock consulting fees, shares																									150,000						150,000
Common stock consulting fees, value																									$ 199,500						$ 199,500
Stock issued during period, shares														150,000
Majority interest [Member] | Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Ownership percentage						51.00%
Majority interest [Member] | Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage																							51.00%
Bellissima [Member] | Securities Exchange Agreement [Member]
Ownership percentage						51.00%
Securities exchange agreement description						Pursuant to the Securities Purchase Agreement (See Note 5) for the Company’s 51% investment in Bellissima, entitled the holders to convert each share of Series D Preferred Stock to the equivalent of 5.1% of the common stock issued and outstanding at the time of conversion.
Richard DeCicco [Member]
Preferred stock, voting rights																								The one share of Series A Preferred Stock, which was issued to Richard DeCicco on June 10, 2009, entitles the holder to two votes for every share of Common Stock Deemed Outstanding and has no conversion or dividend rights
Richard DeCicco [Member] | Vice President Roseann Faltings [Member]
Preferred stock shares issued															5
Richard DeCicco [Member] | Securities Exchange Agreement [Member]
Preferred stock shares issued																							1,000
Richard DeCicco [Member] | Preferred Stock Exchange Agreement [Member]
Common stock shares issued															500,000
Richard DeCicco [Member] | Preferred Stock Exchange Agreement [Member] | Ms. Faltings [Member]
Preferred stock shares issued															1,000,000
Preferred stock in exchange															10
Roseann Faltings [Member] | Securities Exchange Agreement [Member]
Preferred stock shares issued						5
Four Investor [Member]
Warrants to acquire																					1,200,000
Warrants to acquire period																					5 years
Warrants issued																					480,000
Proceeds from warrants to acquire																					$ 300,000
Common stock price per share																					$ 0.25
Four Investor [Member] | Securities Purchase Agreement [Member]
Sale of stock																					480,000
Consulting Agreement [Member]
Common stock shares issued																																						250,000
Holders [Member] | Warrant Exercise Agreements [Member]
Issuance of New Warrants in connection with Warrant Exercise Agreements dated May 8, 2019																									1,920,000						1,920,000
Exercise Price Per Share																									$ 2.25						$ 2.25
Term of warrants																									5 years						5 years
Holders [Member] | Securities Exchange Agreement [Member] | Convertible Notes [Member] | First Tranche
Convertible notes				$ 76,569
Exchange of common stock shares				122,510
Convertible notes paid off with cash				$ 90,296
Escrow Agent [Member]
Common stock value																															$ .001	$ .001
Common stock shares issued																															0	534,203
Escrow Agent [Member] | Amended Settlement Agreement [Member]
Common stock shares issued																																									436,125	98,078	436,125
Escrow Agent [Member] | Settlement Agreement [Member]
Common stock shares issued																																														481,151	280,296	172,000	126,667	216,127	103,447
Xyz
Sale of stock																													480,000
Fair value of shares and notes expensed as consulting fees																									$ 91,200						$ 91,200
Nine Investor [Member] | Securities Purchase Agreement [Member] | First Tranche
Sale of stock				4,650,000
Warrants to acquire				1,860,000
Exercise price				1.25
Warrants to acquire period				5 years
Closing dated				Sep. 27, 2018
Proceeds from warrants to acquire				$ 1,162,500
Nine Investor [Member] | Securities Purchase Agreement [Member] | First Tranche Sale
Sale of stock				1,550,000
Warrants to acquire				620,000
Proceeds from warrants to acquire				$ 387,500
Chief Executive Officer Richard DeCicco [Member]
Common stock shares issued															500,000
Nine Investors [Member] | Securities Purchase Agreement [Member] | First Tranche
Warrants to acquire				1,860,000
Proceeds from preferred stock				$ 1,162,500
Exercise price				1.25
Warrants to acquire period				5 years
Sale of preferred stock				4,650,000
Nine Investors [Member] | Securities Purchase Agreement [Member] | First Tranche [Member]
Warrants to acquire				620,000
Proceeds from issuance of common stock and warrants				$ 387,500
Sale of preferred stock				1,550,000
Nine Investors [Member] | Securities Purchase Agreement [Member] | Second Tranche [Member]
Warrants to acquire				620,000
Proceeds from issuance of common stock and warrants				$ 387,500
Closing dated				Feb. 07, 2019
Sale of preferred stock				1,550,000
Four Holders [Member] | Settlement Agreement [Member]
Notes payable and accrued interest																																																					$ 892,721
Irrevocably reserve common stock																																																					1,931,707
Five Holders [Member] | Settlement Agreement [Member]
Notes payable and accrued interest					$ 1,099,094
Irrevocably reserve common stock					2,452,000
Release dated					Mar. 28, 2017
Five Holders [Member] | Settlement Agreement [Member] | Minimum [Member]
Notes payable and accrued interest					$ 206,373
Irrevocably reserve common stock					520,293
Five Holders [Member] | Settlement Agreement [Member] | Maximum [Member]
Notes payable and accrued interest					$ 892,721
Irrevocably reserve common stock					1,931,707
Former Bellissima Consultant [Member]
Note payable																									15,000						40,000
Former Bellissima Consultant [Member] | Settlement and Release Agreement [Member]
Closing dated													Feb. 07, 2019
Stock issued during period, shares													120,000
Note payable													$ 50,000
Due date													Dec. 31, 2019
Preferred Stock Series F [Member]
Preferred stock stated value																									$ 2,965,750						$ 3,155,750
Preferred stock shares issued											5,000,000
Warrants to acquire period											5 years
Common stock exercise price											$ 0.625
Warrants to investors offering shares											3,125
Preferred Stock Series D [Member]
Preferred stock shares issued																															0	10
Series E Preferred Stock [Member]
Fair value of shares and notes expensed as consulting fees								$ 33,750
Common stock shares issued								50,000																										270,000	270,000	270,000
Convertible preferred stock, shares issued upon conversion								50,000																										675,000	675,000	675,000			320,000	269,359
Preferred stock shares issued																																							800,000	673,398
Series C Preferred Stock
Ownership percentage																							51.00%								51.00%
Preferred stock shares issued																															0	1,000
Series A Preferred Stock
Preferred stock shares issued																															1	1
September 2017 To November 2017 [Member] | Four Investor [Member] | Securities Purchase Agreement [Member]
Common stock value			$ 2.50
Common stock shares issued			480,000
Warrants to acquire period																									5 years						5 years
Warrants issued																									480,000						480,000
Proceeds from issuance of common stock and warrants																									$ 300,000						$ 300,000
September 2017 To November 2017 [Member] | Four Investor [Member]
Warrants to acquire period																															5 years
Warrants issued																															480,000
Common stock value per share																																$ 2.50
January 16, 2020 and February 24, 2020 [Member] | Preferred Stock Series F [Member]
Convertible preferred stock, shares issued upon conversion																									190
October 2, 2019 and December 31, 2019 [Member] | Six Holders [Member]
Common stock shares issued																									813,600						813,600
Convertible preferred stock, shares issued upon conversion																									508						508
October 25, 2019 and December 28, 2019 [Member] | Two Holders [Member]
Common stock shares issued																									260,757						260,757
Convertible preferred stock, shares issued upon conversion																									651,892						651,892
April 15, 2019 [Member]
Common stock shares issued																									50,000						50,000
October 25, 2019 and December 26, 2019 [Member] | Two Holders [Member]
Common stock shares issued																									260,757
Convertible preferred stock, shares issued upon conversion																									651,892
July 26, 2019 to August 28, 2019 [Member] | Three Holders [Member]
Common stock shares issued																									400,000						400,000
Convertible preferred stock, shares issued upon conversion																									1,000,000						1,000,000
July 26, 2019 to August 28, 2019 [Member] | Three Holder [Member]
Common stock shares issued																									4,000,000						4,000,000
Convertible preferred stock, shares issued upon conversion																									1,000,000						1,000,000
September 19, 2019 to September 27, 2019 [Member] | Three Holders [Member]
Common stock shares issued																									227,200						227,200
Convertible preferred stock, shares issued upon conversion																									1,420,000						1,420,000
September 19, 2019 to September 27, 2019 [Member] | Three Holder [Member]
Common stock shares issued																									227,200						227,200
Convertible preferred stock, shares issued upon conversion																									1,420,000						1,420,000
October 27, 2017 [Member] | Four Investor [Member] | Share Purchase Agreement [Member]
Common stock shares purchased																					480,000
Convertible preferred stock conversion description																					The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.